Loans Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans Payable [Line Items]
Repayment of loan		$ 691,500	$ 10,000,000
Minimum payment	2,500
Loan outstanding	77,564	$ 253,630
Doge Capital LLC [Member]
Loans Payable [Line Items]
Repayment of loan	$ 691,500